SGGH, LLC

FORM ABS-15G
For the reporting period January 1, 2018 to December 31, 2018

1. Asset Class: FREMONT 2004-D

CIK: 0001309966

Check if Registered: X

Originator: Fremont Investment & Loan

Total Assets in ABS by Originator (at time of securitization): $792,843,489

Assets that were Subject of Demand: $ -

Assets Repurchased or Replaced: $ -

Assets Pending Repurchase of Replacement (within cure period): $ -

Demand in Dispute: $ -

Demand Withdrawn: $ -

Demand Rejected: $ -

2. Asset Class: FREMONT 2006-D

CIK: 0001378941

Check if Registered: X

Originator: Fremont Investment & Loan

Total Assets in ABS by Originator (at time of securitization): $1,594,233,538

Assets that were Subject of Demand: $ 271,024.76

Assets Repurchased or Replaced: $ -

Assets Pending Repurchase of Replacement (within cure period): $ -

Demand in Dispute: $ -

Demand Withdrawn: $ -

Demand Rejected: $ -